Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
M International Equity Fund (Prospectus Summary): | M International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000948258_SupplementTextBlock

M Fund, Inc.

Supplement dated as of June 17, 2011, to the

Prospectus dated April 29, 2011

On March 1, 2011, the Board of Directors of M Fund, Inc. (the “Company”) approved the appointment of Northern Cross, LLC to replace Brandes Investment Partner, L.P. as the sub-adviser of the M International Equity Fund.  An information statement regarding these changes, in combination with the proxy statement for the approval of Directors and an amendment to the investment advisory agreement for the M International Equity Fund, was mailed to shareholders on May 16, 2011.  These changes went into effect upon the shareholder’s approval of the amendment to the investment advisory agreement for the M International Equity Fund, which occurred on June 17, 2011.

Effective immediately, all references in the Prospectus to Brandes Investment Partner, L.P. are replaced with references to Northern Cross, LLC.

Operating Expenses, Caption	rr_OperatingExpensesCaption	The table and accompanying footnotes in the sub-section “Annual Fund Operating Expenses” within the section “M International Equity Fund” on page 3 of the Prospectus is replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	The table in the sub-section “Example” within the section “M International Equity Fund” on page 3 of the Prospectus is replaced in its entirety with the following:
Investment Strategy, Heading	rr_StrategyHeading	The third paragraph of the sub-section “Principal Investment Strategies” within the section “M International Equity Fund” on page 4 of the Prospectus is replaced in its entirety with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund’s sub-adviser, Northern Cross, LLC’s (“Northern Cross”) investment philosophy is to buy undervalued, quality companies with improving margins and aim to hold them for five to seven years.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The following text is added to the end of the first paragraph and the sixth paragraph in the sub-section “Performance” within the section “M International Equity Fund” on page 5 of the Prospectus:
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance prior to June 17, 2011 reflects the performance results obtained under a different Sub-Adviser using different investment strategies.  Had the current Sub-Adviser and investment strategies been in place during the period shown, the performance results may have been different.

M International Equity Fund | M International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEQX
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143

[1]	Restated to reflect current fees. Effective June 17, 2011, the advisory fee payable to the Adviser increased from 0.65% of the Fund’s average daily net assets to 0.70% of the Fund’s average daily net assets.
[2]	For the period from May 1, 2011 to April 30, 2012, M Financial Investment Advisers, Inc. (the “Adviser”) has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund’s annualized average daily net assets.